Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 622	$ 660
Operating lease liabilities	452
Liabilities currently not deductible for tax	234	150
Tax credit carryforwards	70	57
Unrealized loss on foreign exchange hedges and retirement liabilities	69	106
Others	41	12
Deferred tax assets, Gross, Total	1,488	985
Valuation allowance against tax benefit of loss carryforwards	(515)	(506)
Other valuation allowance	(170)	(152)
Deferred tax assets, Net, Total	803	327
Operating lease right-of-use assets	447
Tax depreciation in excess of book depreciation	242	220
Other assets book value in excess of tax values	66	50
Tax on undistributed foreign earnings	137	141
Unrealized gain on foreign exchange hedges and retirement liabilities	18	8
Unrealized gain on remeasurement of investments	4	9
Deferred tax liabilities, Total	914	428
Net deferred tax liabilities	$ (111)	$ (101)